Commitments and Contingencies (Details) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
	Feb. 28, 2026	Oct. 31, 2024	Aug. 01, 2022	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Payment of rent		$ 25	$ 25
Termination date					Feb. 28, 2027
Lease payments					$ 33
Short-term lease expense					22
Lease cost					500	$ 300
Incremental legal costs					100
New Lease Agreement [Member]
Commitments and Contingencies [Line Items]
Lease payments					10
Benchmark Company, LLC [Member]
Commitments and Contingencies [Line Items]
Advisory fees					$ 300
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Unpaid wages	$ 200			$ 200